Intangible Assets and Goodwill, Net - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 42,255,881
Balance at end of the period	41,123,587	$ 42,255,881
Amortisation expense	2,418,870	2,539,771
Discontinued operations
Analysis of the changes in intangible assets
Amortisation expense	31,423	396,654
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Soccer player rights
Analysis of the changes in intangible assets
Amortisation expense	353,232	329,144
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	13,017,915
Balance at end of the period	12,019,694	13,017,915
Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	183,654
Balance at end of the period	111,526	183,654
Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Amortization of the year	110,701	110,701
Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	5,158,928
Balance at end of the period	4,159,245	5,158,928
Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period	1,232,283
Balance at end of the period	917,221	1,232,283
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,825,559
Balance at end of the period	5,536,697	5,825,559
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	617,491
Balance at end of the period	1,295,005	617,491
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	66,929,587
Balance at end of the period	67,311,292	66,929,587
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	37,691,621	35,719,769
Additions	1,807,183	1,899,464
Transfers from property, plant and equipment	502,017	547,940
Retirements	(1,771,846)	(643,888)
Transfers and reclassifications		156,994
Effect of translation	(21,576)	11,342
Balance at end of the period	38,207,399	37,691,621
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	2,227,096	2,227,096
Balance at end of the period	2,227,096	2,227,096
Cost | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	553,505	553,505
Retirements	(553,505)
Balance at end of the period		553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	14,831,874	13,139,480
Additions	965,046	1,599,671
Transfers from property, plant and equipment	502,017	609,974
Retirements	(1,206,643)	(643,888)
Transfers and reclassifications	35,921	117,716
Effect of translation	(16,571)	8,921
Balance at end of the period	15,111,644	14,831,874
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period	8,806,951	8,804,334
Retirements	(10,386)
Effect of translation	(4,864)	2,617
Balance at end of the period	8,791,701	8,806,951
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,825,559	5,825,559
Retirements	(1,194)
Balance at end of the period	5,824,365	5,825,559
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	5,446,636	5,169,795
Additions	842,137	299,793
Transfers from property, plant and equipment		(62,034)
Retirements	(118)
Transfers and reclassifications	(35,921)	39,278
Effect of translation	(141)	(196)
Balance at end of the period	6,252,593	5,446,636
Accumulated depreciation
Analysis of the changes in intangible assets
Balance at beginning of the period	(24,673,706)
Balance at end of the period	(26,187,705)	(24,673,706)
Accumulated depreciation | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(24,673,706)	(22,310,486)
Amortization of the year	(2,418,870)	(2,539,771)
Other amortization of the year	(353,232)	329,144
Retirements	1,237,003	516,045
Effect of translation	21,100	(10,350)
Balance at end of the period	(26,187,705)	(24,673,706)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	(2,043,442)	(1,971,314)
Amortization of the year	(72,128)	(72,128)
Balance at end of the period	(2,115,570)	(2,043,442)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(553,505)	(442,804)
Amortization of the year		(110,701)
Retirements	553,505
Balance at end of the period		(553,505)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	(9,672,946)	(8,446,906)
Amortization of the year	(1,640,543)	(1,741,517)
Retirements	610,038	516,045
Transfers and reclassifications	(264,968)
Effect of translation	16,020	(568)
Balance at end of the period	(10,952,399)	(9,672,946)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Subscriber lists
Analysis of the changes in intangible assets
Balance at beginning of the period	(7,574,668)	(7,258,070)
Amortization of the year	(315,062)	(313,981)
Retirements	10,386
Effect of translation	4,864	(2,617)
Balance at end of the period	(7,874,480)	(7,574,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Amortization of the year	(287,668)
Balance at end of the period	(287,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	(4,829,145)	(4,191,392)
Amortization of the year	(103,469)	(301,444)
Other amortization of the year	(353,232)	329,144
Retirements	63,074
Transfers and reclassifications	264,968
Effect of translation	216	(7,165)
Balance at end of the period	$ (4,957,588)	$ (4,829,145)